Notes Payable (Details 2) (Predecessor) (USD $)			12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Fund I Mortgage loans partially guaranteed by Fund I Maximum
Scheduled principal payments
2013		$ 35,736,055
2014	1,022,000	1,054,578
2015	1,063,000	1,098,285
2016	28,435,000	8,626,099
2017	29,586,000	29,579,481
Thereafter	6,170,000	8,166,611
Total Payments	$ 66,525,000	$ 84,261,109
Contingent liability as percentage of outstanding borrowing			100.00%